UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ]is a restatement.
			   	 [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Town & Country Bank & Trust CO dba First Bankers Trust CO
Address:  135 West Muhammad Ali Blvd.
	  Suite A
	  Louisville, KY  40202-1423


Form 13F File Number:	028-11407



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	C. Barret Birnsteel
Title:	Executive Trust Officer
Phone:	502-587-2982

Signature, Place and Date of Signing:


	[Signature]		  [City, State]		  [Date]






Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	  0
Form 13F Information Table Entry Total:	104
Form 13F Information Table Value Total:	116,843 (in 1,000's)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.	 	Form 13F File Number		Name

		28-							NONE

[Repeat as necessary.]



PAGE 1

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 03/31/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL      INVESTMENT              SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT       DISCRETION    MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
3M COMPANY             COMMON   88579Y101          1,846       22,089    SOLE                     19,689            0        2,400
A T & T INC            COMMON   00206R102          2,631      101,820    SOLE                    100,110            0        1,710
ABBOTT LABS            COMMON   002824100          2,103       39,923    SOLE                     39,523            0          400
ALBERTO CULVER CO      COMMON   013078100            337       12,900    SOLE                     10,500            0        2,400
ALTRIA GROUP INC       COMMON   02209S103          1,243       60,590    SOLE                     57,290            0        3,300
AMERICAN EXPRESS CO    COMMON   025816109            485       11,760    SOLE                     11,660            0          100
AMERICAN WATER WORKS   COMMON   030420103            486       22,334    SOLE                     20,334            0        2,000
AMGEN INC              COMMON   031162100            678       11,327    SOLE                     10,927            0          400
APPLE COMPUTER INC     COMMON   037833100            220          935    SOLE                        935            0            0
AQUA AMERICA INC       COMMON   03836W103            868       49,377    SOLE                     46,145            0        3,232
ASHLAND INC            COMMON   044209104            739       14,000    SOLE                     12,000            0        2,000
AUTOMATIC DATA PROCES  COMMON   053015103            496       11,150    SOLE                     11,150            0            0
BANK AMER CORP         COMMON   060505104            239       13,393    SOLE                     13,393            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670702            358        4,400    SOLE                      4,350            0           50
BOEING CO              COMMON   097023105            218        2,999    SOLE                      2,999            0            0
BP P L C SPONS ADR     COMMON   055622104          3,227       56,546    SOLE                     56,546            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108          2,266       84,865    SOLE                     84,465            0          400
BROWN FORMAN CORP CL   COMMON   115637100            443        7,059    SOLE                      6,959            0          100
BROWN FORMAN CORP CL   COMMON   115637209            916       15,407    SOLE                     13,845            0        1,562
BUCKEYE PARTNERS L P   COMMON   118230101            210        3,500    SOLE                      3,500            0            0
CAMPBELL SOUP CO       COMMON   134429109            239        6,772    SOLE                      6,772            0            0
CAPITAL ONE FINL CORP  COMMON   14040H105            216        5,220    SOLE                      5,220            0            0
CHEVRON CORP           COMMON   166764100          4,854       64,011    SOLE                     62,711            0        1,300
CHURCHILL DOWNS INC    COMMON   171484108          1,996       53,215    SOLE                     53,215            0            0
CISCO SYS INC          COMMON   17275R102            714       27,411    SOLE                     27,411            0            0
CLOROX CO              COMMON   189054109            650       10,140    SOLE                      9,840            0          300
COCA COLA CO           COMMON   191216100          2,598       47,229    SOLE                     45,629            0        1,600
COLGATE PALMOLIVE CO   COMMON   194162103            645        7,564    SOLE                      7,564            0            0
CONOCOPHILLIPS         COMMON   20825C104          1,372       26,804    SOLE                     25,430            0        1,374
CSX CORP               COMMON   126408103            288        5,660    SOLE                      5,660            0            0
DIAMOND OFFSHORE DRIL  COMMON   25271C102            639        7,200    SOLE                      7,000            0          200
DISCOVER FINANCIAL SV  COMMON   254709108            171       11,498    SOLE                     10,948            0          550
DISNEY WALT PRODTNS    COMMON   254687106            452       12,946    SOLE                     12,946            0            0
DOVER CORP             COMMON   260003108            630       13,478    SOLE                     13,478            0            0
DOW CHEMICAL CORP      COMMON   260543103            759       25,652    SOLE                     23,152            0        2,500
DU PONT E I DE NEMOUR  COMMON   263534109            643       17,264    SOLE                     17,164            0          100
DUKE ENERGY CORP       COMMON   26441C105          1,701      104,200    SOLE                    101,632            0        2,568
ELI LILLY AND COMPANY  COMMON   532457108          1,360       37,522    SOLE                     36,222            0        1,300
EMERSON ELEC CO        COMMON   291011104            510       10,140    SOLE                      9,840            0          300
ENERGY TRANSFER PRTNR  COMMON   29273R109            232        4,950    SOLE                      4,950            0            0
ENTERPRISE PRODS PTRS  COMMON   293792107            335        9,680    SOLE                      9,680            0            0
EXXON MOBIL CORP       COMMON   30231G102          9,195      137,287    SOLE                    135,827            0        1,460
FIDELITY MAGELLAN FD   MUTUAL   316184100            317        4,691    SOLE                      4,691            0            0
FIRST HORIZON NATIONA  COMMON   320517105            174       12,400    SOLE                     12,400            0            0
FORTUNE BRANDS INC     COMMON   349631101            261        5,371    SOLE                      5,221            0          150

PAGE 2

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 03/31/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL      INVESTMENT              SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT       DISCRETION    MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
FPL GROUP INC          COMMON   302571104            417        8,622    SOLE                      8,622            0            0
GENERAL ELEC CO        COMMON   369604103          2,754      151,342    SOLE                    149,092            0        2,250
GENERAL MILLS INC      COMMON   370334104            897       12,675    SOLE                     12,275            0          400
GLAXOSMITHKLINE PLC A  COMMON   37733W105            429       11,130    SOLE                     11,130            0            0
GRACO INC              COMMON   384109104            521       16,275    SOLE                     15,275            0        1,000
HEINZ H J CO           COMMON   423074103          1,788       39,200    SOLE                     38,400            0          800
HERSHEY FOODS CORP     COMMON   427866108          1,539       35,942    SOLE                     33,042            0        2,900
HEWLETT PACKARD CO     COMMON   428236103            226        4,258    SOLE                      4,258            0            0
HOME DEPOT INC         COMMON   437076102          1,006       31,091    SOLE                     28,991            0        2,100
HONEYWELL INTL INC     COMMON   438516106            526       11,621    SOLE                     11,521            0          100
HOSPIRA INC            COMMON   441060100            499        8,816    SOLE                      8,596            0          220
I B M                  COMMON   459200101          2,188       17,064    SOLE                     16,204            0          860
INTEL CORP             COMMON   458140100            841       37,720    SOLE                     36,120            0        1,600
INVESTMENT CO AMER CL  MUTUAL   461308827            356       13,362    SOLE                     13,362            0            0
J P MORGAN CHASE & CO  COMMON   46625H100          6,535      146,043    SOLE                    137,832            0        8,211
JOHNSON & JOHNSON      COMMON   478160104          2,894       44,391    SOLE                     43,591            0          800
KIMBERLY CLARK CORP    COMMON   494368103            798       12,695    SOLE                     12,495            0          200
KINDER MORGAN EGY PTR  COMMON   494550106            344        5,265    SOLE                      5,265            0            0
KRAFT FOODS INC CL A   COMMON   50075N104          1,418       46,887    SOLE                     44,308            0        2,579
MAGELLAN MIDSTREAM PT  COMMON   559080106            380        8,000    SOLE                      8,000            0            0
MARATHON OIL CORP      COMMON   565849106          2,410       76,175    SOLE                     73,175            0        3,000
MCDONALDS CORP         COMMON   580135101            536        8,032    SOLE                      7,832            0          200
MEDTRONIC INC          COMMON   585055106            369        8,197    SOLE                      7,197            0        1,000
MERCK & COMPANY        COMMON   58933Y105          2,041       54,649    SOLE                     53,961            0          688
MICROSOFT CORP         COMMON   594918104          3,004      102,577    SOLE                    100,377            0        2,200
MORGAN STANLEY         COMMON   617446448            263        8,996    SOLE                      8,896            0          100
MOTOROLA INC           COMMON   620076109             71       10,174    SOLE                     10,174            0            0
NEUBERGER & BERMAN EQ  MUTUAL   641224407            464       17,923    SOLE                     17,923            0            0
NOVARTIS AG SPONS ADR  COMMON   66987V109            211        3,900    SOLE                      3,900            0            0
OLD NATL BANCORP IND   COMMON   680033107            402       33,664    SOLE                     33,664            0            0
PEPSICO INC            COMMON   713448108          3,869       58,480    SOLE                     57,880            0          600
PFIZER INC             COMMON   717081103          2,691      156,907    SOLE                    152,307            0        4,600
PHILIP MORRIS INTL IN  COMMON   718172109          2,532       48,550    SOLE                     45,450            0        3,100
PNC FINANCIAL CORP     COMMON   693475105            320        5,361    SOLE                      5,161            0          200
PROCTER & GAMBLE CO    COMMON   742718109          5,263       83,181    SOLE                     81,986            0        1,195
REGIONS FINANCIAL COR  COMMON   7591EP100            230       29,323    SOLE                     29,323            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259206            409        7,074    SOLE                      7,074            0            0
SARA LEE CORP          COMMON   803111103            353       25,319    SOLE                     24,319            0        1,000
SCHLUMBERGER           COMMON   806857108          1,071       16,872    SOLE                     16,872            0            0
SPECTRA ENERGY CORP    COMMON   847560109          1,374       60,985    SOLE                     58,251            0        2,734
SUNTRUST BKS INC       COMMON   867914103            229        8,550    SOLE                      7,950            0          600
SY BANCORP CAP TR II   PREFERR  785059205            118       10,000    SOLE                     10,000            0            0
TARGET CORP            COMMON   87612E106          1,319       25,078    SOLE                     25,078            0            0
TIME WARNER INC        COMMON   887317303            417       13,350    SOLE                     12,650            0          700
TJX COS INC NEW COM    COMMON   872540109            302        7,100    SOLE                      7,100            0            0

PAGE 3

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 03/31/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL    INVESTMENT                SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     DISCRETION      MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
TOOTSIE ROLL INDS INC  COMMON   890516107            360       13,331    SOLE                     11,211            0        2,120
UNILEVER PLC ADR       COMMON   904767704            240        8,200    SOLE                      8,200            0            0
UNITED PARCEL SVC CL   COMMON   911312106            756       11,731    SOLE                     11,731            0            0
US BANCORP             COMMON   902973304          2,154       83,237    SOLE                     82,829            0          408
VANGUARD INDEX TR 500  MUTUAL   922908108            323        2,994    SOLE                      2,994            0            0
VANGUARD WINDSOR FD I  MUTUAL   922018106            357       28,082    SOLE                     28,082            0            0
VENTAS INC             COMMON   92276F100            218        4,590    SOLE                      4,590            0            0
VERIZON COMMUNICATION  COMMON   92343V104          1,484       47,848    SOLE                     46,260            0        1,588
VISA INC CLASS A       COMMON   92826C839            492        5,400    SOLE                      5,100            0          300
WAL MART STORES INC    COMMON   931142103          1,345       24,195    SOLE                     24,195            0            0
WALGREEN COMPANY       COMMON   931422109            705       19,000    SOLE                     18,400            0          600
WASHINGTON MUT INVS F  MUTUAL   939330825            300       11,800    SOLE                     11,800            0            0
WELLS FARGO & CO       COMMON   949746101            352       11,316    SOLE                     11,316            0            0
WHITNEY HLDG CORP      COMMON   966612103            173       12,542    SOLE                     12,542            0            0

     TOTAL                                       116,843